Reinsurance assets	12 Months Ended
Dec. 31, 2017
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Reinsurance assets

28 Reinsurance assets

Assets arising from reinsurance contracts related to:	2017	2016
Life insurance general account	17,419	9,714
Life insurance for account of policyholders	2	2
Non-life insurance	1,327	1,481
Investment contracts	453	11
At December 31	19,202	11,208

Amounts due from reinsurers in respect of claims already paid by the Group are included in note 30 Other assets and receivables.

Of the reinsurance assets EUR 13 million is current (2016: EUR 15 million).

Movements during the year in reinsurance assets relating to life insurance:	Life insurance general account	Life insurance for account of policyholders	Total life insurance
At January 1, 2017	9,714	2	9,716
Gross premium and deposits – existing and new business	11,326	6	11,332
Unwind of discount / interest credited	533	-	533
Insurance liabilities released	(2,877)	(3)	(2,880)
Fund charges released	(49)	-	(49)
Changes to valuation of expected future benefits	823	-	823
Policy transfers	(38)	-	(38)
Net exchange differences	(1,698)	-	(1,697)
Transfers to disposal groups	(239)	(3)	(242)
Transfer to/from insurance contract	23	-	23
Other movements	(97)	-	(97)
At December 31, 2017	17,419	2	17,421

At January 1, 2016	9,677	64	9,741
Gross premium and deposits – existing and new business	13,108	897	14,005
Unwind of discount / interest credited	783	23	806
Insurance liabilities released	(5,965)	15	(5,950)
Fund charges released	(11)	-	(11)
Changes to valuation of expected future benefits	38	-	38
Policy transfers	(14)	-	(14)
Net exchange differences	183	(6)	177
Transfers to disposal groups	(8,085)	(991)	(9,076)
At December 31, 2016	9,714	2	9,716

Movements during the year in reinsurance assets relating to non-life insurance:	2017	2016
At January 1	1,481	1,503
Gross premium and deposits – existing and new business	99	111
Unwind of discount / interest credited	89	89
Insurance liabilities released	(129)	(148)
Changes to valuation of expected future benefits	28	(57)
Changes in unearned premiums	(42)	(37)
Incurred related to current year	85	66
Incurred related to prior years	37	30
Release for claims settled current year	(19)	(12)
Release for claims settled prior years	(119)	(117)
Change in IBNR	(8)	(2)
Shadow accounting adjustment	6	19
Net exchange differences	(180)	41
Portfolio transfers and acquisitions	2	-
Other movements	(4)	(5)
At December 31	1,327	1,481

Assets arising from reinsurance contracts related to:	2017	2016
Normal course of business	6,648	7,609
Exit of a business	12,553	3,599
At December 31	19,202	11,208

Reinsurance assets increased by EUR 8.0 billion compared to December 31, 2016 mainly due to the divestment of the payout annuity, BOLI/COLI businesses and a block of life reinsurance business in the US. For more details on the divestment of these businesses refer to note 51 Business combinations.

The assets arising from reinsurance contracts related to the exit of a business per December 31, 2017 and 2016 relate, next to the above mentioned divestments, also to the sale of Aegon’s life reinsurance business from Transamerica Reinsurance (TARe) to SCOR, completed on August 9, 2011. The divestment of TARe consists of a series of reinsurance agreements between various statutory insurance entities and SCOR for the US domestic business.